1. Operations (Tables)	12 Months Ended
Dec. 31, 2017
Operations Tables
Subsidiaries

			Interest
Subsidiaries	Headquarters	Main activities	%	Investor
Copel Geração e Transmissão S.A. (Copel GeT)	Curitiba/PR	Production and transmission of electricity	100.0	Copel
Copel Distribuição S.A. (Copel DIS)	Curitiba/PR	Distribution and marketing of electricity	100.0	Copel
Copel Telecomunicações S.A. (Copel TEL)	Curitiba/PR	Telecommunication and communication	100.0	Copel
Copel Renováveis S.A. (Copel REN) (a)	Curitiba/PR	Control and management of interests	100.0	Copel
Copel Comercialização S.A. (Copel Energia)	Curitiba/PR	Commercialization of electricity	100.0	Copel
Companhia Paranaense de Gás - Compagás	Curitiba/PR	Distribution of pipeline gas	51.0	Copel
Elejor - Centrais Elétricas do Rio Jordão S.A.	Curitiba/PR	Production of electricity	70.0	Copel
Araucária Ltda (UEG)	Curitiba/PR	Production of electricity from natural gas	20.0	Copel
			60.0	Copel GeT
São Bento Energia, Investimentos e Participações S.A. (São Bento)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Nova Asa Branca I Energias Renováveis S.A.	S. Miguel do Gostoso/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca II Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca III Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Eurus IV Energias Renováveis S.A.	Touros/RN	Production of electricity from wind sources	100.0	Copel GeT
Santa Maria Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Santa Helena Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Ventos de Santo Uriel S.A.	João Câmara/RN	Production of electricity from wind sources	100.0	Copel GeT
Cutia Empreendimentos Eólicos S.A. (Cutia)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
GE Olho D’Água S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Boa Vista S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Farol S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE São Bento do Norte S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
Central Geradora Eólica São Bento do Norte I S.A. (b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte II S.A. (b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte III S.A. (b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel I S.A. (b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel II S.A. (b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel III S.A. (b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Guajiru S.A. (b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Jangada S.A. (b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Potiguar S.A. (b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Cutia S.A. (b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Maria Helena S.A. (b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Esperança do Nordeste S.A.(b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A. (b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Copel Brisa Potiguar S.A. was incorporated by Copel REN on 12.20.2017
(a) Company management is assessing whether a business purpose change or a closure and transfer of assets to the shareholder is required.
(b) Pre-operating stage.

Joint Ventures

			Interest
Joint ventures	Headquarters	Main activity	%	Investor
Voltalia São Miguel do Gostoso I Participações S.A.	São Paulo/SP	Interests in companies	49.0	Copel
Paraná Gás Exploração e Produção S.A. (a)	Curitiba/PR	Exploration of natural gas	30.0	Copel
Costa Oeste Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	51.0	Copel GeT
Marumbi Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	80.0	Copel GeT
Transmissora Sul Brasileira de Energia S.A.	Florianópolis/SC	Transmission of electricity	20.0	Copel GeT
Caiuá Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Integração Maranhense Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Matrinchã Transmissora de Energia (TP NORTE) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Guaraciaba Transmissora de Energia (TP SUL) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Paranaíba Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	24.5	Copel GeT
Mata de Santa Genebra Transmissão S.A. (b)	Rio de Janeiro/RJ	Transmission of electricity	50.1	Copel GeT
Cantareira Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
(a) Project activities came to a halt in connection with a Public Class Action. Consortium members have requested the National Oil
Agency (ANP) a release from contractual obligations without encumbrances to bidders, and eventual return of sign-up bonus, reimbursement of costs incurred and release from guarantees given.
(b) Pre-operating stage.

Associates
Associated companies	Headquarters	Main activity	Interest
			%	Investor
Dona Francisca Energética S.A.	Agudo/RS	Production of electricity	23.0303	Copel
Foz do Chopim Energética Ltda.(a)	Curitiba/PR	Production of electricity	35.77	Copel
Carbocampel S.A.	Figueira/PR	Coal exploration	49.0	Copel
Dois Saltos Empreendimentos de Geração de Energia Elétrica Ltda. (b)	Curitiba/PR	Production of electricity	30.0	Copel
Copel Amec S/C Ltda. - em liquidação	Curitiba/PR	Services	48.0	Copel
Sercomtel S.A. Telecomunicações (c)	Londrina/PR	Telecommunications	45.0	Copel
Dominó Holdings Ltda. (d)	Curitiba/PR	Interests in companies	49.0	Copel Energia
GBX Tietê II Empreendimentos Participações S.A.	São Paulo/SP	Incorporation of real estate projects	19.31	UEG
(a) In February 2018, the associated Foz do Chopim Energética Ltda. was transferred from Copel to Copel GeT, through an increase in the capital stock.
(b) Pre-operating stage.
(c) Investment reduced to zero due to the impairment tests.
(d) In November 2017, the company was transformed from a corporation into a limited liability company and the investment was changed from a joint venture to an associate.

Joint Operations (Consortiums)

Joint operations	Interest (%) Copel GeT	Other consortium members
Hydroelectric Power Plant Gov. Jayme Canet Júnior (Mauá)	51.0	Eletrosul Centrais Elétricas S.A. (49.0%)
Hydroelectric Power Plant Baixo Iguaçu (Note 19.7.1) (a)	30.0	Geração Céu Azul S.A (subsidiary of Neoenergia S.A.) (70%)
(a) Pre-operating stage.